PRIVATE PLACEMENT	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Foresight Acquisition Corp [Member]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsors have agreed to purchase an aggregate of 832,500 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $8,325,000, in a private placement. Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third of one warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Units were added to the proceeds from the Initial Public Offering to be held in the Trust Account.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsors purchased an aggregate of 832,500 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $8,325,000, in a private placement. Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third of one warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Units were added to the proceeds from the Initial Public Offering to be held in the Trust Account.